Long-term Debt	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Long-term Debt
1
7
. LONG-TERM DEBT
The following table reconciles the changes in TransGlobe’s long-term debt, including the current portion:

($000s)	2021	2020
Balance, beginning of year	21,464	37,041
Draws on revolving credit facility	415	406
Repayment of long-term debt	(18,937)	(16,504)
Amortization of deferred financing costs	103	395
Effects of movements in foreign exchange rates	(5)	126

Balance, end of year	3,040	21,464
Current portion of long-term debt	-	(14,897)
Non-current portion of long-term deb t	3,040	6,567

The Company’s interest-bearing loans and borrowings are measured at amortized cost.
Based on the Company’s current forecast of future production and prices the estimated future debt payments on long-term debt as of December 31, 2021 are as follows:

($000s)	Prepayment Agreement	Reserves Based Lending Facility	Total
202 3	-	3,040	3,040

Prepayment Agreement

($000s)	As at December 31, 2021	As at December 31, 2020
Prepayment agreement - amount drawn	-	15,000
Deferred financing costs	-	(103)

	-	14,897

On February 10, 2017, the Company completed a $75 million crude oil prepayment agreement between its wholly-owned subsidiary, TransGlobe Petroleum International Inc. (“TPI”) and Mercuria.
TPI’s obligations under the prepayment agreement were guaranteed by the Company and the subsidiaries of TPI (the “Guarantors”). The obligations of TPI and the Guarantors were supported by, among other things, a pledge of equity held by the Company in TPI and a pledge of equity held by TPI in its subsidiaries. The funding arrangement had an initial term of four years,

initially set to mature on March 31, 2021. Effective March 31, 2020 the Company received a six month extension on the prepayment agreement. On September 27, 2021 the prepayment agreement was amended to $10.0 million (undrawn) and further extended to December 31, 2021 to coincide with the expiry of TransGlobe’s remaining Brent crude oil hedges. Advances bore interest at a rate of LIBOR plus
6.0%
.
The funding arrangement was revolving with each advance to be satisfied through the delivery of crude oil to Mercuria. Further advances became available upon delivery of crude oil to Mercuria up to a maximum of
 $75.0
million and were subject to compliance with the other terms and conditions of the prepayment agreement. The prepayment agreement was initially recognized at fair value, net of financing costs, and was subsequently measured at amortized cost. Financing costs of
 $1.5
million were amortized over the term of the prepayment agreement using the effective interest rate method.
The Company was subject to certain financial covenants in accordance with the terms of the prepayment agreement. These covenants were tested on June 30 and December 31 of each year for the life of the prepayment agreement. The financial covenants included financial measures defined within the prepayment agreement that are not defined under IFRS. These financial measures were defined by the prepayment agreement as follows:

•
the ratio of the Company’s total consolidated indebtedness (calculated by including any outstanding letters of credit or bank guarantees and adding back any cash held by the Company on a consolidated basis) on each financial covenant test date to the Company’s consolidated net cash generated by (used in) operating activities (where net cash generated includes the fair market value of crude oil inventory held as at the financial covenant test date) for the trailing 12 month period ending on that financial covenant test date could

not exceed 4.00:1.00. The ratio as at December 31, 2020
was
 (0.32):1.00;

•
the ratio of Current Assets of the Company on a consolidated basis (calculated, in the case of crude oil inventory, by adjusting the value to market value) to Current Liabilities of the Company on a consolidated basis on each financial covenant test date coul
d

not be less than
1.00
:
1.00
. The ratio as at December 31, 2020
wa
s 1.47
:1.00; and

•
the ratio of the parent’s
non-consolidated
asset value to the aggregate amount of indebtedness outstanding under the advance documents on each financial covenant test date could
 not be less than 2.00:3.00. The ratio as at December 31, 2020 was
 18.21:3.00
.

As at December 31, 2020, the Company was in compliance with all the financial covenants under the prepayment agreement which matured at year end fully repaid.
The Company was also subject to a cover ratio provision. The cover ratio, defined as the value of the Company’s Egyptian forecasted entitlement crude oil production on a forward
12-month
basis to the prepayment service obligations, could not be less tha
n 1.25
:1.00. Prepayment service obligations included the principal outstanding of the advances at the time and any costs, fees, expenses, interest and other amounts outstanding or forecasted to be due during the applicable prepayment period. In the event the cover ratio fell below
1.25
:1.00, TransGlobe was required to:

•	reimburse in cash the relevant portion of the advances such that the cover ratio becomes equal to or greater than 1.25 :1.00; and/or
•	amend the initial commercial contract to extend its duration and amend the maturity date under the agreement.
The cover ratio as at December 31, 2020 was
 5.08
:1.00; the Company was in compliance with the cover ratio provision under the prepayment agreement.
During the third quarter of 2021, the Company repaid the remaining $10.0 million outstanding under the prepayment agreement in full. The Mercuria prepayment agreement matured on December 31, 2021.
Reserves-Based Lending Facility

($000s)	December 31, 2021	December 31, 2020
Reserves-based lending facility - amount drawn	3,040	6,567

As at December 31, 2020 the Company had in place a revolving Canadian reserves-based lending facility with ATB Financial totaling
C$15.0 million ($11.0

million). On June 4, 2021, the ATB facility was renewed for
C$22.5 million ($17.7
million), of which
C$3.9 million ($3.0
 million) was drawn at December 31, 2021 (December 31, 2020 -
C$8.3
million/
$6.6
million). Under the renewed agreement, the Company is required to enter into hedging arrangements based on its debt utilization. If utilization is below 50%, TransGlobe is required to hedge 25% of its annual forecasted average daily Canadian production of oil and natural gas volumes (net of royalties); utilization of between 50%-69% requires a hedge of 50%; utilization of 70% and above requires a hedge of 60%. There were no other changes to the key terms of the agreement from December 31, 2020. During the year ended December 31, 2021, the Company repaid
C$5.0 million ($3.9
million) and drew
C$0.5 million ($0.4 million) on the revolving facility.
The facility borrowing base is
re-calculated
no less frequently than on a semi-annual basis of May 31 and November 30 of each year, or as requested by the lender. Lender shall notify the Company of each change in the amount of the borrowing base. In the event that the lender re-calculates
the borrowing base to be an amount that is less than the borrowings outstanding under the facility, the Company shall repay the difference between such borrowings outstanding and the new borrowing base within 45 days of receiving notice of the new borrowing base.
The Company may request an extension of the term date by no later than 90 days prior to the then-current term date, and the lender may in its sole discretion agree to extend the term date for a further period of 364 days. Unless extended, before
May 30, 2022
any unutilized amount of the facility will be canceled, and the amount of the facility will be reduced to the aggregate borrowings outstanding on that date. The balance of all amounts owing under the facility are due and payable in full on the date falling one year after the term date. If no extension is granted by the lender, the amounts owing pursuant to the facility are due at the maturity date. The facility bears interest at a rate of either ATB Prime or CDOR (Canadian Dollar Offered Rate) plus applicable margins that vary from 2.25% to 4.25% (December 31,
2020:
2.25% to 4.25%) depending on the
company’s
net
debt to trailing cash flow ratio. The revolving
reserves-
based lending facility was initially recognized at fair value, net of financing costs, and has subsequently been measured at amortized cost. Financing costs of $0.1 million were amortized over the initial term of the agreement using the effective interest rate method. The Company is subject to certain financial covenants in accordance with the terms of the agreement. These financial measures are defined by the agreement as follows:

•
the Company shall not permit the working capital ratio (calculated as current assets plus any undrawn availability under the facility, to current liabilities less any amount drawn under the facility) to fall below 1.00:1.00. The working capital ratio as at December 31, 202
1
 is 2.22:1.00 (2020 – 2.82:1.00); and

•
the Company shall not permit the ratio of net debt to trailing cash flows as at the end of any fiscal quarter to exceed 3.00:1.00. According to the agreement net debt is, as of the end of any fiscal quarter and as determined in accordance with IFRS on a non-consolidated
basis, and without duplication, an amount equal to the amount of total debt less current assets. Trailing cash flow is defined as the two most recently completed fiscal quarters, annualized. The net debt to trailing cash flows ratio as at December 31, 202
1
 is 0.26:1.00 (2020 - 0.53:1.00).

As at December 31, 2021 and 2020, the Company was in compliance with all the financial covenants under the reserves-based lending facility.